Basis of Presentation and Summary of Significant Accounting Policies - Stock-based compensation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 4,848	$ 1,619	$ 12,100	$ 3,561	$ 20,527	$ 1,680	$ 1,442
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 2,186	$ 1,102	$ 6,404	$ 2,227	20,527	1,680	1,442
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense						$ 100	$ 100
Restricted Stock Units (RSUs) | General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense					$ 700